Average Annual Total Returns - Advisor Class - PIMCO Balanced Allocation Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor Since Inception	Advisor Inception Date	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	10.96%	8.36%	4.61%	Apr. 30, 2013	12.13%	9.21%	7.80%